Document and Entity Information Document	Feb. 18, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Feb. 18, 2022
Document Period End Date	Feb. 18, 2022
Amendment Flag	false
Entity Registrant Name	Destiny Media Technologies, Inc.
Entity Address, Address Line One	1110 – 885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E8
Entity Incorporation, State Country Name	NV
City Area Code	604
Local Phone Number	609-7736
Entity File Number	0-28259
Entity Central Index Key	0001099369
Entity Emerging Growth Company	false
Entity Tax Identification Number	84-1516745
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false